Risk Management - Additional Information (Detail) - item			12 Months Ended
	Mar. 30, 2022	Dec. 01, 2021	Dec. 31, 2022	Dec. 31, 2021
Liquidity risk limits [line items]
Total cash equity to consolidated risk weighted assets (as a percent)			1.50%
Additional Minimum Percentage Of Regulatory Capital To Consolidated Risk Weighted Assets			10.125%
Additional Minimum Percentage Of Core Capital To Be Maintained For Consolidated Assets			2.00%
Currency risk [member] | COP [member] | Colombia [member]
Liquidity risk limits [line items]
Percentage of increase in designated risk component			5.64%	6.78%
Currency risk [member] | COP [member] | Chile [member]
Liquidity risk limits [line items]
Percentage of increase in designated risk component				7.81%
Percentage of decrease in designated risk component			(7.23%)
Currency risk [member] | CLP [member] | Chile [member]
Liquidity risk limits [line items]
Percentage of increase in designated risk component				9.66%
Percentage of decrease in designated risk component			(24.75%)
Operational Risk [Member]
Liquidity risk limits [line items]
Percentage of regulatory capital requirement	1.00%
Percentage of assigned position of regulatory capital requirement	25.00%
Additional Minimum Percentage Of Regulatory Capital To Consolidated Risk Weighted Assets			10.13%
Percentage of adjustments of cash equity to consolidated assets			75.00%
Percentage of adjustments of core capital to consolidated assets			25.00%
Additional Minimum Percentage Of Core Capital To Be Maintained For Consolidated Assets			2.00%
Additional minimum percentage of additional core capital to be maintained for consolidated assets			2.50%
Minimum level of leverage ratio			3.00%
Percentage of threshold limit if bank uses standard methodologies			1.25%
Percentage of threshold limit if bank uses internal methodologies			0.625%
Threshold percentage of ordinary Tier I capital			0.33%
Threshold percentage of risk weighted assets			1.00%
Percentage of annual decrease			0.50%
Income accounting average [Member] | Interest rate risk [member] | UVR | Colombia [member]
Liquidity risk limits [line items]
Percentage of effective equity			0.58%
Income accounting average [Member] | Interest rate risk [member] | UVR | Chile [member]
Liquidity risk limits [line items]
Percentage of increase in designated risk component			0.58%
Income accounting average [Member] | Interest rate risk [member] | COP [member] | Colombia [member]
Liquidity risk limits [line items]
Percentage of effective equity			1.53%
Income accounting average [Member] | Interest rate risk [member] | COP [member] | Chile [member]
Liquidity risk limits [line items]
Percentage of increase in designated risk component			1.53%
Fair value accounting in other comprehensive income [Member] | Interest rate risk [member] | UVR | Colombia [member]
Liquidity risk limits [line items]
Percentage of effective equity			0.58%
Fair value accounting in other comprehensive income [Member] | Interest rate risk [member] | UVR | Chile [member]
Liquidity risk limits [line items]
Percentage of increase in designated risk component			0.58%
Fair value accounting in other comprehensive income [Member] | Interest rate risk [member] | COP [member] | Colombia [member]
Liquidity risk limits [line items]
Percentage of effective equity			1.53%
Fair value accounting in other comprehensive income [Member] | Interest rate risk [member] | COP [member] | Chile [member]
Liquidity risk limits [line items]
Percentage of increase in designated risk component			1.53%
400,000 UF [Member] | Operational Risk [Member]
Liquidity risk limits [line items]
Denomination of an inflation-index Chilean monetary unit			400,000
Percentage of increase (decrease) in minimum requirement			2.00%
600,000 UF but less than 800,000 UF [Member] | Operational Risk [Member]
Liquidity risk limits [line items]
Percentage of increase (decrease) in minimum requirement			(1.00%)
600,000 UF but less than 800,000 UF [Member] | Top of Range [Member] | Operational Risk [Member]
Liquidity risk limits [line items]
Denomination of an inflation-index Chilean monetary unit			800,000
600,000 UF but less than 800,000 UF [Member] | Bottom of Range [Member] | Operational Risk [Member]
Liquidity risk limits [line items]
Denomination of an inflation-index Chilean monetary unit			600,000
2022 [member]
Liquidity risk limits [line items]
Regulatory adjustment and exclusion from the capital base (as a percent)		15.00%
2023 [member]
Liquidity risk limits [line items]
Regulatory adjustment and exclusion from the capital base (as a percent)		30.00%
2024 [member]
Liquidity risk limits [line items]
Regulatory adjustment and exclusion from the capital base (as a percent)		65.00%
2025 [member]
Liquidity risk limits [line items]
Regulatory adjustment and exclusion from the capital base (as a percent)		100.00%